Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants	$ (343)	$ (359)
Convertible debenture	(1,331)	(194)
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants	(343)	(359)
Convertible debenture	$ (1,331)	(194)
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants
Convertible debenture
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of liabilities that are measured at fair value in the financial statements [Line Items]
Derivative liability - warrants
Convertible debenture